Expense Example - LVIP SSGA Global Tactical Allocation Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	60	211	374	849	86	290	510	1,146